Expense Example - Voya Emerging Markets Corporate Debt Fund	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs
USD ($)	105	328	569	1,259	8	233	476	1,173